FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Interest swaps
Interest bearing assets
Financial assets	$ 7
Cash at bank
Interest bearing assets
Financial assets	302	$ 350
Currency swaps
Interest bearing assets
Financial assets	548	369
Total assets
Interest bearing assets
Financial assets	857	719
Total assets | Floating rate
Interest bearing assets
Financial assets	857	719
US Dollar | Cash at bank
Interest bearing assets
Financial assets	98	207
US Dollar | Currency swaps
Interest bearing assets
Financial assets	217	205
US Dollar | Total assets
Interest bearing assets
Financial assets	315	412
US Dollar | Total assets | Floating rate
Interest bearing assets
Financial assets	315	412
Other currencies | Interest swaps
Interest bearing assets
Financial assets	7
Other currencies | Cash at bank
Interest bearing assets
Financial assets	204	143
Other currencies | Currency swaps
Interest bearing assets
Financial assets	331	164
Other currencies | Total assets
Interest bearing assets
Financial assets	542	307
Other currencies | Total assets | Floating rate
Interest bearing assets
Financial assets	$ 542	$ 307